Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and cash due from banks	$ 2,020	$ 3,514
Interest-bearing deposits in other banks (including securities purchased under resale agreements)	19,892	20,572
Short-term investment securities	338	807
Total	22,250	24,893
Accounts receivable
Cardmember receivables (includes gross receivables available to settle obligations of a consolidated variable interest entity), less reserves	42,338	40,452
Other receivables, less reserves	3,576	3,657
Loans
Cardmember loans, (includes gross loans available to settle obligations of a consolidated variable interest entity), less reserves	63,758	60,747
Other loans, less reserves	551	419
Investment securities	5,614	7,147
Premises and equipment, at cost, less accumulated depreciation	3,635	3,367
Other assets (includes restricted cash of consolidated variable interest entities)	11,418	12,655
Total assets	153,140	153,337
Liabilities
Customer deposits	39,803	37,898
Travelers Cheques and other prepaid products	4,601	5,123
Accounts payable	10,006	10,458
Short-term borrowings	3,314	4,337
Long-term debt (includes debt issued by consolidated variable interest entities)	58,973	59,570
Other liabilities	17,557	17,157
Total liabilities	134,254	134,543
Shareholders' Equity
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive (loss) income
Net unrealized securities gains, net of tax	315	288
Net unrealized derivatives losses, net of tax	0	(1)
Foreign currency translation adjustments, net of tax	(754)	(682)
Net unrealized pension and other postretirement benefit losses, net of tax	(488)	(481)
Total accumulated other comprehensive loss	(927)	(876)
Total shareholders' equity	18,886	18,794
Total liabilities and shareholders' equity	$ 153,140	$ 153,337